UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2008

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

GROWTH PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	0.32%
Starwood Hotels & Resorts Worldwide, Inc.			1,775		$ 49,948

HOUSEHOLD DURABLES --	1.12%
Newell Rubbermaid Inc.			3,000		51,780
Stanley Works (The)			3,000		125,220
					177,000
MEDIA --	0.98%
Walt Disney Co. (The)			5,000		153,450

MULTILINE RETAIL --	1.15%
J.C. Penney Co., Inc.			2,500		83,350
Target Corp.			2,000		98,100
					181,450
SPECIALTY RETAIL --	3.05%
Bed Bath & Beyond Inc. *			2,000		62,820
Best Buy Co., Inc.			5,002		187,575
Home Depot, Inc. (The)			3,670		95,016
Limited Brands, Inc.			3,500		60,620
Lowe's Companies, Inc.			3,116		73,818
					479,849

		TOTAL CONSUMER DISCRETIONARY --	6.62%		1,041,697

CONSUMER STAPLES --
BEVERAGES --	4.41%
Anheuser-Busch Companies, Inc.			1,850		120,028
Coca-Cola Co. (The)			4,782		252,872
PepsiCo, Inc.			4,500		320,715
					693,615
FOOD & STAPLES RETAILING --	1.83%
CVS Caremark Corporation			3,950		132,957
SUPERVALU INC.			1,600		34,720
Wal-Mart Stores, Inc.			2,000		119,780
					287,457
HOUSEHOLD PRODUCTS --	2.21%
Proctor & Gamble Co. (The)			5,000		348,450

TOBACCO --	0.54%
Philip Morris International Inc.			1,775		85,377

		TOTAL CONSUMER STAPLES --	8.99%		1,414,899

ENERGY --
ENERGY EQUIPMENT & SERVICES --	4.04%
Baker Hughes Inc.			2,700		163,458
Oceaneering International, Inc. *			1,450		77,314
Schlumberger Ltd.			2,200		171,798
Transocean Inc. *			1,179		129,501
Weatherford International Ltd. *			3,700		93,018
					635,089
OIL, GAS & CONSUMABLE FUELS --	9.06%
Anadarko Petroleum Corp.			1,000		48,510
BP PLC ADR			2,400		120,408
Chevron Corp.			2,275		187,642
Exxon Mobil Corp.			8,750		679,525
Noble Corp.			3,800		166,820
Royal Dutch Shell PLC ADR			3,780		223,058
					1,425,963

		TOTAL ENERGY --	13.10%		2,061,052

EXCHANGE TRADED FUNDS --	9.89%
PowerShares QQQ Trust Series 1			22,450		873,529
SPDR Trust Series 1			5,875		681,617
					1,555,146

		TOTAL EXCHANGE TRADED FUNDS --	9.89%		1,555,146

FINANCIALS --
COMMERCIAL BANKS --	5.29%
Bank of America Corp.			3,000		105,000
PNC Financial Services Group, Inc.			5,000		373,500
U.S. Bancorp			6,000		216,120
Wachovia Corp.			6,948		24,318
Washington Mutual, Inc.			2,113		173
Wells Fargo & Co.			3,000		112,590
					831,701
DIVERSIFIED FINANCIAL SERVICES --	5.14%
American Express Co.			1,000		35,430
Charles Schwab Corp. (The)			4,900		127,400
Citigroup Inc.			7,075		145,108
Discover Financial Services			1,500		20,730
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert. *			1,900		3,249
Goldman Sachs Group, Inc. (The)			778		99,584
JPMorgan Chase & Co.			2,573		120,159
Merrill Lynch & Co., Inc.			700		17,710
Morgan Stanley			3,000		69,000
National Financial Partners Corp.			1,075		16,125
Principal Financial Group, Inc.			1,725		75,020
State Street Corp.			1,400		79,632
					809,147

INSURANCE --	2.27%
American International Group, Inc.			3,000		9,990
Aspen Insurance Holdings Ltd.			2,000		55,000
Brown & Brown, Inc.			2,000		43,240
Hartford Financial Services Group, Inc. (The)			1,300		53,287
Prudential Financial, Inc.			2,000		144,000
RenaissanceRe Holdings Ltd.			1,000		52,000
					357,517

		TOTAL FINANCIALS --	12.70%		1,998,365

HEALTH CARE --
BIOTECHNOLOGY --	5.39%
Amgen Inc. *			1,250		74,087
Celgene Corp. *			2,500		158,200
Genentech, Inc. *			1,775		157,407
Genzyme Corp. *			2,000		161,780
Gilead Sciences, Inc. *			4,000		182,320
Given Imaging Ltd. *			8,000		89,200
PDL BioPharma Inc. *			2,700		25,137
					848,131
HEALTH CARE PROVIDERS & SERVICES --	0.96%
DaVita, Inc. *			850		48,458
STMicroelectronics NV			5,600		57,008
UnitedHealth Group Inc.			1,800		45,702
					151,168
HEALTH EQUIPMENT & SUPPLIES --	1.30%
Advanced Medical Optics, Inc. *			925		16,447
Covidien Ltd.			775		41,664
Hologic, Inc. *			3,400		65,722
Varian Medical Systems, Inc. *			1,400		79,982
					203,815
PHARMACEUTICALS --	4.96%
Abbott Laboratories			2,200		126,676
Allergan, Inc.			1,000		51,500
Eli Lilly & Co.			6,800		299,404
Endo Pharmaceuticals Holdings Inc. *			2,100		42,000
Merck & Co. Inc.			6,003		189,455
Wyeth			1,950		72,033
					781,068

		TOTAL HEALTH CARE --	12.61%		1,984,182

INDUSTRIALS --
AEROSPACE & DEFENSE --	4.28%
Boeing Co. (The)			2,637		151,232
Goodrich Corp.			3,481		144,810
Honeywell International Inc.			2,128		88,418
Rockwell Collins, Inc.			3,500		168,315
United Technologies Corp.			2,000		120,120
					672,895
AIR FREIGHT & LOGISTICS --	1.48%
FedEx Corp.			800		63,232
United Parcel Service, Inc. (Class B)			2,700		169,803
					233,035
CONSTRUCTION & ENGINEERING --	0.44%
Cemex SAB de CV ADR			4,000		68,880

ELECTRICAL EQUIPMENT --	0.14%
Tyco Electronics Ltd.			775		21,437

INDUSTRIAL CONGLOMERATES --	3.43%
3M Co.			1,300		88,803
General Electric Co.			16,625		423,937
Tyco International Ltd.			775		27,141
					539,881
MACHINERY --	1.53%
Barnes Group Inc.			1,800		36,396
Caterpillar Inc.			1,100		65,560
Danaher Corp.			2,000		138,800
					240,756

		TOTAL INDUSTRIALS --	11.30%		1,776,884

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	4.53%
Arris Group Inc. *			4,250		32,853
Cisco Systems, Inc. *			12,900		291,024
Harris Corp.			2,400		110,880
Motorola, Inc.			9,337		66,666
Nokia Oyj ADR			5,557		103,638
QUALCOMM Inc.			2,500		107,425
					712,486
COMPUTER & PERIPHERALS --	2.80%
EMC Corp.			4,626		55,327
Hewlett-Packard Co.			5,787		267,591
International Business Machines Corp.			1,000		116,960
					439,878
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.24%
Agilent Technologies, Inc. *			1,265		37,520

INTERNET SOFTWARE & SERVICES --	0.18%
Akamai Technologies, Inc. *			1,650		28,776

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	2.69%
Analog Devices, Inc.			2,154		56,758
Intel Corp.			10,000		187,300
KLA-Tencor Corp.			1,743		55,166
Linear Technology Corp.			2,222		68,127
Marvell Technology Group Ltd. *			2,650		24,645
Maxim Integrated Products, Inc.			1,743		31,548
					423,544
SOFTWARE --	3.79%
Electronic Arts Inc. *			1,700		62,883
Intuit Inc. *			3,490		110,319
Microsoft Corp.			8,375		223,529
Oracle Corp. *			9,789		198,815
					595,546

		TOTAL INFORMATION TECHNOLOGY --	14.23%		2,237,750

MATERIALS --
CHEMICALS --	1.92%
Airgas, Inc.			950		47,168
Dow Chemical Co. (The)			1,400		44,492
PPG Industries, Inc.			3,622		211,235
Tronox Inc. * (Class B)			437		46
					302,941
CONTAINERS & PACKAGING --	0.56%
Sealed Air Corp.			4,000		87,960

		TOTAL MATERIALS --	2.48%		390,901

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	2.27%
AT&T Inc.			5,500		153,560
FairPoint Communications, Inc.			95		824
Sprint Nextel Corp.			6,533		39,851
Verizon Communications Inc.			5,056		162,247
					356,482

WIRELESS TELECOMMUNICATION SERVICES --	0.47%
American Tower Corporation (Class A) *			1,050		37,769
Rogers Communications, Inc. (Class B)			1,100		36,564
					74,333

		TOTAL TELECOMMUNICATION SERVICES --	2.74%		430,815

UTILITIES --
ELECTRIC UTILITIES --	1.94%
Ameren Corp.			1,778		69,395
Dominion Resources, Inc. / VA			1,500		64,170
Exelon Corp.			1,250		78,275
FPL Group, Inc.			950		47,785
Wisconsin Energy Corp.			1,000		44,900
					304,525
GAS UTILITIES --	1.09%
El Paso Corp.			9,481		120,978
Sempra Energy			1,000		50,470
					171,448

		TOTAL UTILITIES --	3.03%		475,973

		TOTAL COMMON STOCK --	97.69%
			(Cost $16,460,342)		15,367,664

COMMERCIAL PAPER			Face
			Amount
UTILITIES --
ELECTRIC UTILITIES --	1.91%
Hawaiian Electric Company, Inc., 6.00%, 10/01/08			$ 300,000		300,000

		TOTAL UTILITIES --	1.91%		300,000

		TOTAL COMMERCIAL PAPER --	1.91%
			(Cost $300,00)		300,000

		TOTAL INVESTMENTS --	99.60%
			(Cost $16,760,342)		15,667,664

		CASH AND OTHER ASSETS LESS LIABILITIES --	0.40%		62,739

		NET ASSETS --	100.00%		$ 15,730,403

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	1.50%
McDonald's Corp.			3,100		$ 191,270
Starwood Hotels & Resorts Worldwide, Inc.			3,600		101,304
					292,574
HOUSEHOLD DURABLES --	1.63%
Newell Rubbermaid Inc.			5,000		86,300
Stanley Works (The)			3,531		147,384
Tupperware Brands Corp.			3,000		82,890
					316,574
LEISURE EQUIPMENT & PRODUCTS --	0.21%
Eastman Kodak Company			2,700		41,526

MEDIA --	0.58%
CBS Corp. (Class B)			3,800		55,404
Walt Disney Co. (The)			1,875		57,544
					112,948
MULTILINE RETAIL --	0.97%
J.C. Penney Co., Inc.			2,600		86,684
Target Corp.			2,100		103,005
					189,689
SPECIALTY RETAIL --	1.06%
Limited Brands, Inc.			7,057		122,227
TJX Companies, Inc. (The)			2,725		83,167
TravelCenters of America LLC *			250		712
					206,106

		TOTAL CONSUMER DISCRETIONARY --	5.95%		1,159,417

CONSUMER STAPLES --
BEVERAGES --	2.89%
Anheuser-Busch Companies, Inc.			2,225		144,358
Coca-Cola Co. (The)			3,900		206,232
PepsiCo, Inc.			3,000		213,810
					564,400
FOOD PRODUCTS --	3.26%
Bunge Limited			700		44,226
ConAgra Foods, Inc.			8,000		155,680
H.J. Heinz Co.			3,641		181,722
Kraft Foods Inc. (Class A)			692		22,663
McCormick & Co., Inc. (a)			3,420		131,499
Sensient Technologies Corp.			3,533		99,383
					635,173
FOOD & STAPLES RETAILING --	1.81%
SUPERVALU, INC.			3,800		82,460
Wal-Mart Stores, Inc.			4,500		269,505
					351,965
HOUSEHOLD PRODUCTS --	2.89%
Kimberly-Clark Corp.			2,537		164,499
Procter & Gamble Co. (The)			5,726		399,045
					563,544
PERSONAL PRODUCTS --	1.80%
Alberto-Culver Co.			2,200		59,928
Avon Products, Inc.			3,725		154,848
Colgate-Palmolive Co.			1,800		135,630
					350,406
TOBACCO --	0.51%
Philip Morris International Inc.			2,075		99,808

		TOTAL CONSUMER STAPLES --	13.16%		2,565,296

ENERGY --
ENERGY EQUIPMENT & SERVICES --	1.97%
Boardwalk Pipeline Partners, LP			4,000		82,400
Schlumberger Ltd.			2,300		179,607
Weatherford International Ltd. *			4,825		121,301
					383,308
OIL, GAS & CONSUMABLE FUELS --	10.70%
Anadarko Petroleum Corp.			3,000		145,530
BP PLC ADR			3,310		166,063
Chevron Corp.			6,400		527,872
Enterprise Products Partners L.P.			2,096		54,014
Exxon Mobil Corp.			9,000		698,940
Natural Resource Partners L.P.			4,000		101,320
Plains All American Pipeline, L.P.			2,400		95,088
Royal Dutch Shell PLC ADR			3,419		201,755
Spectra Energy Corp.			4,050		96,390
					2,086,972

		TOTAL ENERGY --	12.67%		2,470,280

FINANCIALS --
COMMERCIAL BANKS --	8.09%
Bank of America Corp.			9,928		347,480
Comerica Inc.			4,000		131,160
Fifth Third Bancorp			5,800		69,020
KeyCorp			3,311		39,533
National City Corp.			6,500		11,375
PNC Financial Services Group, Inc.			3,000		224,100
Regions Financial Corp.			3,433		32,957
TrustCo Bank Corp. NY			2,000		23,420
U.S. Bancorp			10,000		360,200
Washington Mutual, Inc.			2,648		217
Wells Fargo & Co.			9,000		337,770
					1,577,232
DIVERSIFIED FINANCIAL SERVICES --	7.00%
Allied Capital Corp.			4,085		44,118
Charles Schwab Corp. (The)			6,425		167,050
Citigroup Inc.			12,000		246,120
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			2,250		3,848
JPMorgan Chase & Co.			6,500		303,550
New York Community Bancorp, Inc.			5,000		83,950
Principal Financial Group, Inc.			4,154		180,657
State Street Corp.			1,500		85,320
Weingarten Realty Investors			7,000		249,690
					1,364,303
INSURANCE --	4.23%
Allstate Corp. (The)			2,427		111,933
Aspen Insurance Holdings Ltd.			4,500		123,750
Hartford Financial Services Group, Inc. (The)			1,475		60,460
Prudential Financial, Inc.			2,950		212,400
RenaissanceRe Holdings Ltd.			2,275		118,300
Travelers Companies, Inc. (The)			4,393		198,564
					825,407
REAL ESTATE INVESTMENT TRUSTS --	5.02%
AvalonBay Communities Inc.			800		78,736
Boston Properties, Inc.			900		84,294
BRE Properties, Inc.			1,750		85,750
Duke Realty Corp.			2,650		65,137
General Growth Properties, Inc.			2,050		30,955
HCP, Inc.			2,000		80,260
Health Care REIT, Inc.			1,200		63,876
Hospitality Properties Trust			2,500		51,300
Liberty Property Trust			2,400		90,360
Mack-Cali Realty Corp.			4,000		135,480
National Retail Properties Inc.			2,200		52,690
ProLogis			1,500		61,905
Simon Property Group, Inc.			1,000		97,000
					977,743

		TOTAL FINANCIALS --	24.34%		4,744,685

HEALTH CARE --
BIOTECHNOLOGY --	0.72%
Genzyme Corp. *			950		76,845
Gilead Sciences, Inc. *			1,400		63,812
					140,657
HEALTH CARE PROVIDERS & SERVICES --	0.38%
DaVita, Inc. *			1,025		58,435
LTC Properties, Inc.			500		14,660
					73,095
HEALTH EQUIPMENT & SUPPLIES --	0.37%
Advanced Medical Optics, Inc. *			1,125		20,002
Covidien Ltd.			975		52,416
					72,418
PHARMACEUTICALS --	7.50%
Abbott Laboratories			4,000		230,320
Eli Lilly & Co.			4,150		182,725
Johnson & Johnson			5,000		346,400
Merck & Co. Inc.			5,500		173,580
Pfizer Inc.			19,500		359,580
Wyeth			4,575		169,001
					1,461,606

		TOTAL HEALTH CARE --	8.97%		1,747,776

INDUSTRIALS --
AEROSPACE & DEFENSE --	1.43%
Boeing Co. (The)			1,600		91,760
United Technologies Corp.			3,100		186,186
					277,946

COMMERCIAL SERVICES & SUPPLIES --	0.61%
Deluxe Corp.			2,000		28,780
Sovran Self Storage, Inc.			2,000		89,860
					118,640
ELECTRICAL EQUIPMENT --	0.14%
Tyco Electronics Ltd.			975		26,968

INDUSTRIAL CONGLOMERATES --	3.40%
3M Co.			1,986		135,664
General Electric Co.			19,300		492,150
Tyco International Ltd.			975		34,144
					661,958
MACHINERY --	0.27%
Barnes Group Inc.			2,600		52,572

MARINE --	0.32%
Seaspan Corp.			3,500		63,315

ROAD & RAIL --	0.40%
Burlington Northern Santa Fe Corp.			850		78,565

		TOTAL INDUSTRIALS --	6.57%		1,279,964

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	1.29%
Harris Corp.			2,700		124,740
Motorola, Inc.			6,000		42,840
Nokia ADR			1,700		31,705
QUALCOMM Inc.			1,225		52,638
					251,923

COMPUTER & PERIPHERALS --	0.96%
Diebold, Inc.			2,025		67,048
International Business Machines Corp.			1,025		119,884
					186,932

INTERNET SOFTWARE & SERVICES --	0.05%
StarTek, Inc. *			1,500		9,630

OFFICE ELECTRONICS --	0.32%
Pitney Bowes Inc.			1,875		62,362

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.36%
Intel Corp.			10,100		189,173
Linear Technology Corp.			2,500		76,650
					265,823
SOFTWARE --	1.45%
Microsoft Corp.			10,600		282,914

		TOTAL INFORMATION TECHNOLOGY --	5.43%		1,059,584

MATERIALS --
CHEMICALS --	1.38%
Dow Chemical Co. (The)			3,600		114,408
E. I. du Pont de Nemours and Co.			2,096		84,469
PPG Industries, Inc.			1,215		70,859
					269,736
METALS & MINING --	0.40%
Alcoa Inc.			3,420		77,224

PAPER & FOREST PRODUCTS --	0.93%
International Paper Co.			1,600		41,888
Potlatch Corp.			3,000		139,170
					181,058

		TOTAL MATERIALS --	2.71%		528,018

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	6.34%
AT&T Inc.			12,093		337,637
FairPoint Communications, Inc.			15,188		131,680
Frontier Communications Corp.			31,000		356,500
Verizon Communications Inc.			9,969		319,905
Windstream Corp.			8,225		89,982
					1,235,704

WIRELESS TELECOMMUNICATION SERVICES --	0.22%
Rogers Communications, Inc. (Class B)			1,325		44,043

		TOTAL TELECOMMUNICATION SERVICES --	6.56%		1,279,747

UTILITIES --
ELECTRIC UTILITIES --	6.79%
Ameren Corp.			3,088		120,525
Consolidated Edison, Inc.			3,500		150,360
DTE Energy Co.			5,200		207,740
Duke Energy Co.			7,500		130,725
FPL Group, Inc.			1,100		55,330
Integrys Energy Group, Inc.			4,900		244,706
Pinnacle West Capital Corp.			4,000		137,640
Progress Energy, Inc.			3,000		129,390
Southern Co.			1,875		70,669
Xcel Energy, Inc.			3,800		75,962
					1,323,047
GAS UTILITIES --	1.13%
Nicor Inc.			2,000		88,700
NiSource Inc.			9,000		132,840
					221,540

		TOTAL UTILITIES --	7.92%		1,544,587

		TOTAL COMMON STOCK --	94.28%
			(Cost $19,180,059)		18,379,354

COMMERCIAL PAPER			Face
			Amount
CONSUMER STAPLES --
FOOD PRODUCTS --	2.20%
Kraft Foods Inc., 5.00%, 10/03/08			$ 430,000		429,881

		TOTAL CONSUMER STAPLES --	2.20%		429,881
UTILITIES --
ELECTRIC UTILITIES --	3.34%
Hawaiian Electric Company, Inc., 6.00%, 10/01/08			651,000		651,000

		TOTAL ENERGY --	3.34%		651,000

		TOTAL COMMERCIAL PAPER --	5.54%
			(Cost $1,080,881)		1,080,881

		TOTAL INVESTMENTS --	99.82%
			(Cost $20,260,940)		19,460,235

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.18%		34,356

		NET ASSETS --	100.00%		$ 19,494,591

* - Non-income producing securities

Note to Schedule of Investments

(a) Non-voting shares

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

BALANCED PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
AUTOMOBILES --	0.23%
PACCAR Inc.			1,125		$ 42,964

HOTELS, RESTAURANTS & LEISURE --	1.05%
Host Hotels & Resorts Inc.			1,164		15,470
McDonald's Corp.			1,800		111,060
Starwood Hotels & Resorts Worldwide, Inc.			1,902		53,522
Wyndham Worldwide Corp. *			645		10,133
					190,185
HOUSEHOLD DURABLES --	0.75%
Newell Rubbermaid Inc.			2,700		46,602
Stanley Works (The)			2,150		89,741
					136,343
LEISURE EQUIPMENT & PRODUCTS --	0.12%
Eastman Kodak Company			1,450		22,301

MEDIA --	0.89%
CBS Corp. (Class B)			1,266		18,458
Viacom Inc. (Class B) *			1,250		31,050
Walt Disney Co. (The)			3,650		112,019
					161,527
MULTILINE RETAIL --	0.94%
J.C. Penney Co., Inc.			1,500		50,010
Target Corp.			2,450		120,173
					170,183
SPECIALTY RETAIL --	1.67%
Best Buy Co., Inc.			1,925		72,187
Limited Brands, Inc.			4,900		84,868
Lowe's Companies, Inc.			3,750		88,838
TJX Companies, Inc. (The)			1,875		57,225
					303,118

		TOTAL CONSUMER DISCRETIONARY --	5.65%		1,026,621

CONSUMER STAPLES --
BEVERAGES --	2.01%
Anheuser-Busch Companies, Inc.			1,300		84,344
Coca-Cola Co. (The)			2,732		144,468
International Flavors & Fragrances Inc.			570		22,492
PepsiCo, Inc.			1,600		114,032
					365,336
FOOD PRODUCTS --	1.61%
Bunge Limited			850		53,703
H.J. Heinz Co.			1,307		65,232
McCormick & Co., Inc. (b)			2,615		100,547
Sensient Technologies Corp.			2,600		73,138
					292,620
FOOD & STAPLES RETAILING --	1.82%
CVS Caremark Corporation			2,750		92,565
SUPERVALU, INC.			2,200		47,740
Wal-Mart Stores, Inc.			3,175		190,151
					330,456
HOUSEHOLD PRODUCTS --	1.70%
Kimberly-Clark Corp.			1,187		76,965
Procter & Gamble Co. (The)			3,325		231,719
					308,684
PERSONAL PRODUCTS --	0.99%
Alberto-Culver Co.			1,125		30,645
Avon Products, Inc.			1,900		78,983
Colgate-Palmolive Co.			925		69,699
					179,327
TOBACCO --	0.33%
Philip Morris International Inc.			1,225		58,923

		TOTAL CONSUMER STAPLES --	8.46%		1,535,346

ENERGY --
ENERGY EQUIPMENT & SERVICES --	1.34%
Oceaneering International, Inc. *			1,025		54,653
Schlumberger Ltd.			1,463		114,246
Weatherford International Ltd. *			2,974		74,766
					243,665
OIL, GAS & CONSUMABLE FUELS --	5.00%
Anadarko Petroleum Corp.			1,664		80,721
BP PLC ADR			2,410		120,910
Chevron Corp.			2,957		243,893
Exxon Mobil Corp.			5,938		461,145
					906,669

		TOTAL ENERGY --	6.34%		1,150,334

FINANCIALS --
COMMERCIAL BANKS --	3.66%
Bank of America Corp.			5,000		175,000
PNC Financial Services Group, Inc.			2,850		212,895
U.S. Bancorp			3,800		136,876
Wachovia Corp.			1,781		6,233
Wells Fargo & Co.			3,562		133,682
					664,686
DIVERSIFIED FINANCIAL SERVICES --	3.89%
Allied Capital Corp.			1,775		19,170
Charles Schwab Corp. (The)			3,575		92,950
Citigroup Inc.			6,533		133,992
Discover Financial Services			1,900		26,258
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			1,901		3,251
Goldman Sachs Group, Inc. (The)			475		60,800
JPMorgan Chase & Co.			3,001		140,147
Morgan Stanley			2,732		62,836
National Financial Partners Corp. *			800		12,000
Principal Financial Group, Inc.			2,250		97,852
State Street Corp.			1,000		56,880
					706,136
INSURANCE --	2.71%
Allstate Corp. (The)			951		43,860
American International Group, Inc. *			2,587		8,615
Genworth Financial Inc. (Class A)			2,425		66,688
Genworth Financial Inc. * (Class A)			2,800		24,108
Hartford Financial Services Group, Inc. (The)			900		36,891
Prudential Financial, Inc.			2,137		153,864
RenaissanceRe Holdings Ltd.			1,050		54,600
Travelers Companies, Inc. (The)			2,301		104,005
					492,631

		TOTAL FINANCIALS --	10.26%		1,863,453

HEALTH CARE --
BIOTECHNOLOGY --	1.19%
Amgen Inc. *			600		35,562
Genentech, Inc. *			1,250		110,850
Genzyme Corp. *			400		32,356
Gilead Sciences, Inc. *			800		36,464
					215,232
HEALTH CARE PROVIDERS & SERVICES --	0.81%
DaVita, Inc. *			575		32,781
Patterson Companies Inc. *			1,400		42,574
UnitedHealth Group Inc.			1,200		30,468
Wellpoint Inc.*			900		42,093
					147,916
HEALTH EQUIPMENT & SUPPLIES --	1.27%
Advanced Medical Optics, Inc. *			650		11,557
Beckman Coulter, Inc.			1,070		75,959
Covidien Ltd.			575		30,912
Hologic, Inc. *			1,050		20,297
Varian Medical Systems, Inc. *			900		51,417
Zimmer Holdings, Inc. *			631		40,737
					230,879
PHARMACEUTICALS --	5.52%
Abbott Laboratories			2,500		143,950
Allergan, Inc.			1,424		73,336
Endo Pharmaceuticals Holdings Inc. *			900		18,000
Eli Lilly & Co.			2,425		106,773
Johnson & Johnson			4,000		277,120
Merck & Co. Inc.			3,150		99,414
Pfizer Inc.			10,804		199,226
Wyeth			2,300		84,962
					1,002,781

		TOTAL HEALTH CARE --	8.79%		1,596,808

INDUSTRIALS --
AEROSPACE & DEFENSE --	1.86%
Boeing Co. (The)			1,350		77,423
General Dynamics Corp.			825		60,737
Goodrich Corp.			945		39,312
L-3 Communications Holdings, Inc.			400		39,328
Northrop Grumman Corp.			600		36,324
Rockwell Collins, Inc.			725		34,865
United Technologies Corp.			825		49,549
					337,538
AIR FREIGHT & LOGISTICS --	0.24%
FedEx Corp.			550		43,472

COMMERCIAL SERVICES & SUPPLIES --	0.01%
Avis Budget Group, Inc. *			230		1,320

ELECTRICAL EQUIPMENT --	0.09%
Tyco Electronics Ltd.			575		15,904

INDUSTRIAL CONGLOMERATES --	2.16%
3M Co.			1,100		75,141
General Electric Co.			11,650		297,075
Tyco International Ltd.			575		20,137
					392,353
MACHINERY --	1.67%
Barnes Group Inc.			1,200		24,264
Caterpillar Inc.			500		29,800
Danaher Corp.			875		60,725
Dover Corp.			800		32,440
Eaton Corp.			500		28,090
Illinois Tool Works Inc.			1,125		50,006
Ingersoll-Rand Co. Ltd. (Class A)			1,200		37,404
Parker Hannifin Corp.			750		39,750
					302,479
MARINE --	0.13%
Seaspan Corp.			1,325		23,969

ROAD & RAIL --	0.30%
Burlington Northern Santa Fe Corp.			600		55,458

TRANSPORTATION INFRASTRUCTURE --	0.17%
Ryder System, Inc.			500		31,000

		TOTAL INDUSTRIALS --	6.63%		1,203,493

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	2.36%
Arris Group Inc. *			3,900		30,147
Cisco Systems, Inc. *			6,700		151,152
Harris Corp.			1,450		66,990
Motorola, Inc.			3,900		27,846
Nokia ADR			3,087		57,573
QUALCOMM Inc.			2,200		94,534
					428,242

COMPUTER & PERIPHERALS --	2.11%
Dell Inc. *			5,907		97,347
EMC Corp.			5,000		59,800
Electronics for Imaging, Inc. *			1,000		13,930
Hewlett-Packard Co.			3,210		148,430
International Business Machines Corp.			550		64,328
					383,835
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.20%
Agilent Technologies, Inc. *			1,200		35,592

IT SERVICES --	0.14%
Global Payments Inc.			550		24,673

INTERNET SOFTWARE & SERVICES --	0.10%
Akamai Technologies, Inc. *			1,075		18,748

OFFICE ELECTRONICS --	0.19%
Pitney Bowes Inc.			1,025		34,091

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.05%
Intel Corp.			6,057		113,448
Linear Technology Corp.			1,100		33,726
Texas Instruments Inc.			2,000		43,000
					190,174
SOFTWARE --	2.36%
Electronic Arts Inc. *			714		26,411
Microsoft Corp.			11,282		301,117
Oracle Corp. *			4,988		101,306
					428,834

		TOTAL INFORMATION TECHNOLOGY --	8.51%		1,544,189

MATERIALS --
CHEMICALS --	0.71%
Airgas, Inc.			650		32,272
Dow Chemical Co. (The)			1,000		31,780
E. I. du Pont de Nemours and Co.			1,000		40,300
PPG Industries, Inc.			413		24,086
					128,438
CONTAINERS & PACKAGING --	0.07%
Ball Corp.			300		11,847

METALS & MINING --	0.26%
Freeport-McMoRan Copper & Gold, Inc.			134		7,618
Nucor Corp.			600		23,700
United States Steel Corp.			200		15,522
					46,840
PAPER & FOREST PRODUCTS --	0.28%
International Paper Co.			1,300		34,034
Louisiana-Pacific Corp. *			650		6,045
MeadWestvaco Corp.			500		11,655
					51,734

		TOTAL MATERIALS --	1.32%		238,859

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	2.07%
AT&T Inc.			6,675		186,366
FairPoint Communications, Inc.			60		520
Sprint Nextel Corp. *			5,900		35,990
Verizon Communications Inc.			3,200		102,688
Windstream Corp.			4,500		49,230
					374,794
WIRELESS TELECOMMUNICATION SERVICES --	0.57%
American Tower Corporation (Class A) *			725		26,078
Rogers Communications, Inc. (Class B)			750		24,930
Vodafone Group PLC ADR			2,392		52,863
					103,871

		TOTAL TELECOMMUNICATION SERVICES --	2.64%		478,665

UTILITIES --
ELECTRIC UTILITIES --	1.82%
Ameren Corp.			1,900		74,157
CenterPoint Energy, Inc.			2,000		29,140
Constellation Energy Group Inc.			2,000		48,600
Exelon Corp.			900		56,358
FPL Group, Inc.			650		32,695
NRG Energy, Inc. *			750		18,562
Southern Co.			1,900		71,611
					331,123

		TOTAL UTILITIES --	1.82%		331,123

		TOTAL COMMON STOCK --	60.42%
			(Cost $11,379,926)		10,968,891

CORPORATE BONDS			Face
			Amount
CONSUMER DISCRETIONARY --
AUTOMOBILES --	0.64%
Daimler Finance NA Hldg, 7.20%, 09/01/09 (a)			$ 115,000		$ 116,228

		TOTAL CONSUMER DISCRETIONARY --	0.64%		116,228
CONSUMER STAPLES --
PERSONAL PRODUCTS --	1.69%
Avon Products, Inc., 7.15%, 11/15/09			300,000		306,565

		TOTAL CONSUMER STAPLES --	1.69%		306,565
FINANCIALS --
COMMERCIAL BANKS --	0.91%
Washington Mutual, Inc., 4.20%, 01/15/10			250,000		165,000

DIVERSIFIED FINANCIAL SERVICES --	4.18%
Ameriprise Financial, Inc., 5.65%, 11/15/15			250,000		219,030
General Electric Capital Co., 3.75%, 12/15/09			200,000		193,135
HSBC Finance Corp., 5.875%, 02/01/09 (a)			250,000		247,432
Weingarten Realty Investors, 7.35%, 07/20/09 (a)			100,000		100,558
					760,155

		TOTAL FINANCIALS --	5.09%		925,155
INDUSTRIALS --
ELECTRICAL EQUIPMENT --	2.63%
Emerson Electric Company, 5.25%, 10/15/18			500,000		476,368

MACHINERY --	3.95%
Eaton Corp., 5.60%, 05/15/18			500,000		473,969
Harsco Corp., 5.75%, 05/15/18			250,000		243,154
					717,123

TRANSPORTATION INFRASTRUCTURE --	1.01%
Hertz Corp., 7.40%, 03/01/11			200,000		184,000

		TOTAL INDUSTRIALS --	7.59%		1,377,491

		TOTAL CORPORATE BONDS --	15.01%		2,725,439
			(Cost $2,891,823)

U S GOVERNMENT AGENCY SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	0.01%
Federal Home Loan Mortgage Corp., Pool # 360100, 9.00%, 04/01/20			1,281		1,421
					1,421
		TOTAL U S GOVERNMENT AGENCY SECURITIES --	0.01%
			(Cost $1,275)		1,421

		TOTAL BONDS AND NOTES --	15.02%
			(Cost $2,893,098)		2,726,860
COMMERCIAL PAPER

FINANCIALS --
DIVERSIFIED FINANCIALS --	5.09%
Goldman Sachs Group, Inc. (The), 2.50%, 10/02/08			925,000		924,936

		TOTAL FINANCIALS --	5.09%		924,936
MATERIALS --
CHEMICALS --	2.84%
PPG Industries Inc., 6.05%, 10/06/08			516,000		515,566

		TOTAL MATERIALS --	2.84%		515,566
UTILITIES --
GAS UTILITIES --	5.10%
Peoples Gas Light & Coke, 6.10%, 10/01/08			925,000		925,000

ELECTRIC UTILITIES --	10.99%
Detroit Edison Co., 6.00%, 10/08/08			879,000		877,974
Hawaiian Electric Company, Inc., 6.00%, 10/07/08			618,000		617,382
Virginia Electric & Power Co., 6.00%, 10/03/08			500,000		499,833
					1,995,189

		TOTAL UTILITIES --	16.09%		2,920,189

		TOTAL COMMERCIAL PAPER --	24.02%
			(Cost $4,360,691)		4,360,691

		TOTAL INVESTMENTS --	99.46%
			(Cost $18,633,715)		18,056,442

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.54%		98,629

		NET ASSETS --	100.00%		$ 18,155,071

* - Non-income producing securities

Notes to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

(b) Non-voting shares

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

MONEY MARKET PORTFOLIO
			Interest/
U S GOVERNMENT AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S GOVERNMENT AGENCY SECURITIES --	100.18%
Federal Agricultural Mortgage Corp.		10/23/08	1.500	1,580,000	1,578,552
Federal Home Loan Bank		10/01/08	1.930	$ 5,092,000	$ 5,092,000
Federal Home Loan Bank		10/02/08	2.050	1,552,000	1,551,912
Federal Home Loan Bank		10/03/08	1.950	12,538,000	12,536,641
Federal Home Loan Bank		10/06/08	2.050	5,322,000	5,320,484
Federal Home Loan Bank		10/07/08	0.750	3,864,000	3,863,517
Federal Home Loan Bank		10/08/08	2.320	2,133,000	2,132,037
Federal Home Loan Bank		10/09/08	0.600	5,000,000	4,999,333
Federal Home Loan Bank		10/10/08	2.080	3,884,000	3,881,978
Federal Home Loan Bank		10/15/08	1.500	5,000,000	4,997,083
Federal Home Loan Bank		10/16/08	1.500	5,000,000	4,996,874
Federal Home Loan Bank		10/17/08	1.500	5,016,000	5,012,655
Federal Home Loan Mortgage Discount Note		10/14/08	2.100	1,816,000	1,814,621
Federal National Mortgage Assoc.		11/03/08	1.000	6,158,000	6,152,355
					63,930,042

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	100.18%
				(Cost $63,930,042)	63,930,042

			TOTAL INVESTMENTS --	100.18%
				(Cost $63,930,042)	63,930,042

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.18)%	(114,019)

			NET ASSETS --	100.00%	$ 63,816,023

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

GOVERNMENT BOND PORTFOLIO			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

FINANCIALS --
INSURANCE --	0.75%
21st Century Insurance Group		12/15/13	5.900	$ 230,000	$ 140,877

		TOTAL FINANCIALS --	0.75%		140,877
MATERIALS --
METALS & MINING --	2.76%
Carpenter Technology Corp.		05/15/13	6.625	515,087	515,087

		TOTAL MATERIALS --	2.76%		515,087

			TOTAL CORPORATE BONDS --	3.51%	655,964
				(Cost $735,176)

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	19.19%
Federal Home Loan Mortgage Corp.		03/15/11	5.625	500,000	527,740
Federal Home Loan Mortgage Corp.		07/15/12	5.125	690,000	721,772
Federal National Mortgage Assoc. (a)		08/15/09	5.375	950,000	968,047
Federal National Mortgage Assoc.		05/15/11	6.000	750,000	800,661
Federal National Mortgage Assoc.		10/15/13	4.625	550,000	566,193
					3,584,413

U S GOVERNMENT SECURITIES --	40.12%
U S Treasury Bond (a)		08/15/09	3.500	850,000	861,422
U S Treasury Bond		05/15/17	8.750	1,250,000	1,695,313
U S Treasury Note		11/15/12	4.000	700,000	735,492
U S Treasury Note		08/15/15	4.250	700,000	739,976
U S Treasury Note		02/15/16	4.500	600,000	639,563
U S Treasury Note		08/31/11	4.625	1,000,000	1,066,719
U S Treasury Note		09/30/11	4.500	700,000	744,242
U S Treasury Note		10/31/11	4.625	950,000	1,013,309
					7,496,036

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	59.31%
				(Cost $10,652,623)	11,080,449
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	35.99%
Federal Home Loan Bank		10/03/08	2.260	1,025,000	1,024,871
Federal Home Loan Bank		10/01/08	1.900	4,400,000	4,400,000
Federal Home Loan Bank		10/17/08	2.360	1,300,000	1,298,636
					6,723,507
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	35.99%
				(Cost $6,723,507)	6,723,507

			TOTAL INVESTMENTS --	98.81%
				(Cost $18,111,306)	18,459,920

			CASH AND OTHER ASSETS, LESS LIABILITIES --	1.19%	223,206

			NET ASSETS --	100.00%	$ 18,683,126

Notes to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
DIVERSIFIED CONSUMER SERVICES --	1.03%
Strayer Education Inc.			200		$ 40,052

HOTELS, RESTAURANTS & LEISURE --	1.70%
Panera Bread Co. * (Class A)			1,300		66,170

INTERNET & CATALOG RETAIL --	2.99%
Amazon.com, Inc. *			1,600		116,416

LEISURE EQUIPMENT & PRODUCTS --	1.66%
JAKKS Pacific, Inc. *			2,600		64,766

MEDIA --	2.76%
New Oriental Education & Technology Group, Inc.			1,400		89,936
VisionChina Media			1,200		17,652
					107,588
TEXTILES & APPAREL --	1.79%
VF Corp.			900		69,579

		TOTAL CONSUMER DISCRETIONARY --	11.93%		464,571

CONSUMER STAPLES --
HOUSEHOLD PRODUCTS --	1.92%
Church & Dwight Co., Inc.			1,200		74,508

		TOTAL CONSUMER STAPLES --	1.92%		74,508

ENERGY --
ENERGY EQUIPMENT & SERVICES --	5.91%
First Solar, Inc. *			500		94,455
SunPower Corp. * (Class A)			1,100		78,023
Suntech Power Holdings Co., Ltd.			1,600		57,392
					229,870

		TOTAL ENERGY --	5.91%		229,870

FINANCIALS --
COMMERCIAL BANKS --	3.39%
Hudson City Bancorp, Inc.			3,500		64,575
Peoples United Financial Inc.			3,500		67,375
					131,950
DIVERSIFIED FINANCIALS --	2.65%
Greenhill & Co., Inc.			1,400		103,250

INSURANCE --	3.70%
Prudential Financial, Inc.			1,100		79,200
Reinsurance Group of America			1,200		64,800
					144,000
REAL ESTATE INVESTMENT TRUSTS --	1.49%
Hatteras Financial Corporation			2,500		58,000

		TOTAL FINANCIALS --	11.23%		437,200

HEALTH CARE --
BIOTECHNOLOGY --	11.36%
Celgene Corp. *			1,400		88,592
Cephalon, Inc. *			1,400		108,486
Genzyme Corp. *			1,100		88,979
Myriad Genetics, Inc. *			1,600		103,808
United Therapeutics Corp. *			500		52,585
					442,450
HEALTH CARE PROVIDERS & SERVICES --	2.75%
ICON PLC *			2,800		107,100

HEALTH EQUIPMENT & SUPPLIES --	10.99%
ABIOMED, Inc. *			2,000		35,500
Intuitive Surgical, Inc. *			300		72,294
Masimo Corp. *			2,700		100,440
NuVasive, Inc. *			2,000		98,660
STERIS Corp.			1,400		52,612
Thoratec Corp.			2,600		68,250
					427,756
PHARMACEUTICALS --	9.06%
Abbott Laboratories			1,600		92,128
Alexion Pharmaceuticals, Inc. *			2,200		86,460
Charles River Laboratories International, Inc. *			1,400		77,742
GTx Inc. *			1,800		34,236
Martek Biosciences Corp.			600		18,852
Vertex Pharmaceuticals Inc. *			1,300		43,212
					352,630

		TOTAL HEALTH CARE --	34.16%		1,329,936

INDUSTRIALS --
AEROSPACE & DEFENSE --	2.54%
Aerovironment Inc. *			3,100		99,045

AIR FREIGHT & LOGISTICS --	0.89%
Aircastle Ltd.			3,500		34,685

COMMERCIAL SERVICES & SUPPLIES --	9.17%
ChinaEdu Corp.			10,000		40,900
Clean Harbors, Inc. *			900		60,795
ITT Educational Services, Inc.			1,100		89,001
K12 Inc. *			4,500		119,250
Stericycle, Inc. *			800		47,128
					357,074
ELECTRICAL EQUIPMENT --	0.82%
Woodward Governor Co.			900		31,743

		TOTAL INDUSTRIALS --	13.42%		522,547

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	0.33%
Harmonic Inc. *			1,500		12,675

ELECTRONIC EQUIPMENT & INSTRUMENTS --	7.22%
FLIR Sysytems, Inc. *			2,900		111,418
Thermo Fisher Scientific, Inc.			1,500		82,500
Waters Corp. *			1,500		87,270
					281,188
INTERNET SOFTWARE & SERVICES --	3.34%
Baidu.com, Inc. * ADR			300		74,469
Sohu.com Inc. *			1,000		55,750
					130,219
IT SERVICES --	3.20%
Mantech International Corp. *			1,800		106,722
Taleo Corporation *			900		17,901
					124,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	2.12%
EZChip Semiconductor Ltd. *			4,400		52,316
Netlogic Microsystems Inc. *			1,000		30,240
					82,556
SOFTWARE --	0.30%
NetScout Systems inc.			1,100		11,704

		TOTAL INFORMATION TECHNOLOGY --	16.51%		642,965

MATERIALS --
CHEMICALS --	1.56%
Calgon Carbon Corp.			1,500		30,540
Ferro Corp.			1,500		30,150
					60,690

		TOTAL MATERIALS --	1.56%		60,690

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATIONS	0.01%
Nortel Networks Corp. *			236		529

WIRELESS TELECOMMUNICATIONS SERVICES --	1.75%
NII Holdings			1,800		68,256

		TOTAL TELECOMMUNICATION SERVICES --	1.76%		68,785

		TOTAL COMMON STOCK --	98.40%
			(Cost $4,241,082)		3,831,072

		TOTAL INVESTMENTS --	98.40%
			(Cost $4,241,082)		3,831,072

		CASH AND OTHER ASSETS, LESS LIABILITIES --	1.60%		62,385

		NET ASSETS --	100.00%		$ 3,893,457

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

HIGH YIELD BOND PORTFOLIO

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

CONSUMER DISCRETIONARY --
AUTO COMPONENTS --	0.00%
Dura Operating Corp. (c)		05/01/09	9.000	$ 1,000,000	$ 1,000

HOTELS, RESTAURANTS & LEISURE --	5.66%
MGM Mirage Inc.		02/27/14	5.875	1,000,000	722,500
Starwood Hotels & Resorts Worldwide, Inc.		05/01/12	7.875	1,000,000	991,930
					1,714,430
LEISURE EQUIPMENT & PRODUCTS --	2.76%
Royal Caribbean Cruises Ltd.		12/01/13	6.875	1,000,000	835,000

MEDIA --	5.19%
CCH I LLC		10/01/15	11.000	863,000	569,580
News America Holdings (c)		10/17/08	7.375	1,000,000	1,000,784
					1,570,364

		TOTAL CONSUMER DISCRETIONARY --		13.61%	4,120,794

ENERGY --
OIL, GAS & CONSUMABLE FUELS --	7.36%
Chesapeake Energy Corp.		01/15/18	6.250	1,000,000	855,000
Enterprise Products Operating L.P.		08/01/66	8.375	1,000,000	926,970
Pioneer Natural Resource		05/01/18	6.875	500,000	445,182
					2,227,152

		TOTAL ENERGY --		7.36%	2,227,152

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	4.98%
Ford Motor Credit Co. LLC (c)		10/01/08	5.625	1,000,000	1,000,000
GATX Financial Corp. (c)		06/01/09	8.875	500,000	508,686
					1,508,686
INSURANCE --	4.47%
Liberty Mutual Group (b)		03/15/37	7.000	500,000	352,496
NYMAGIC Inc.		03/15/14	6.500	1,000,000	999,710
					1,352,206

		TOTAL FINANCIALS --		9.45%	2,860,892

INDUSTRIALS --
CONSTRUCTION & ENGINEERING --	2.46%
Standard Pacific Corp.		04/15/12	9.250	1,000,000	745,000

MACHINERY --	3.22%
Case New Holland Inc. (c)		06/01/09	6.000	1,000,000	972,500

		TOTAL INDUSTRIALS --		5.68%	1,717,500

INFORMATION TECHNOLOGY --
ELECTRONIC EQUIPMENT & INSTRUMENTS --	2.93%
Flextronics International Ltd.		05/15/13	6.500	1,000,000	887,500

IT SERVICES --	3.26%
SunGard Data Systems Inc. (c)		01/15/09	3.750	1,000,000	987,500

		TOTAL INFORMATION TECHNOLOGY --		6.19%	1,875,000

MATERIALS --
CHEMICALS --	3.24%
Nalco Co.		11/15/11	7.750	1,000,000	980,000

CONTAINERS & PACKAGING --	3.30%
Ball Corp.		12/15/12	6.875	1,000,000	998,750

PAPER & FOREST PRODUCTS --	3.27%
Georgia-Pacific LLC		05/15/11	8.125	1,000,000	990,000

		TOTAL MATERIALS --		9.81%	2,968,750

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --	2.21%
Nextel Communications Inc.		03/15/14	5.950	1,000,000	670,000

		TOTAL TELECOMMUNICATION SERVICES --		2.21%	670,000

UTILITIES --
ELECTRIC UTILITIES --	2.68%
PPL Capital Funding Inc.		03/30/67	6.700	1,000,000	810,387

GAS UTILITIES --	3.25%
El Paso Corp.		06/15/12	7.875	1,000,000	984,144

		TOTAL UTILITIES --		5.93%	1,794,531

		TOTAL CORPORATE BONDS --		60.24%
				(Cost $21,501,505)	18,234,619

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	37.36%
Federal Home Loan Bank		10/01/08	1.900	4,600,000	4,600,000
Federal Home Loan Bank		10/03/08	2.260	2,500,000	2,499,685
Federal Home Loan Bank		10/10/08	2.320	1,414,000	1,413,178
Federal Home Loan Bank		10/17/08	2.360	2,800,000	2,797,062
					11,309,925
		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		37.36%
				(Cost $11,309,925)	11,309,925
PREFERRED STOCK --
				Shares
FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	0.33%
iStar Financial, Inc.				20,000	$ 98,600

		TOTAL FINANCIALS --		0.33%	98,600

		TOTAL PREFERRED STOCK --		0.33%
				(Cost $499,000)	98,600
COMMON STOCK

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	0.11%
Leucadia National Corp. (a)				752	34,171

		TOTAL FINANCIALS --		0.11%	34,171

MATERIALS --
PAPER & FOREST PRODUCTS --	0.29%
Tembec, Inc. *				37,500	88,178

		TOTAL MATERIALS --		0.29%	88,178

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	0.00%
XO Holdings Inc. (a) *				1,305	535

		TOTAL TELECOMMUNICATION SERVICES --		0.00%	535

		TOTAL COMMON STOCK --		0.41%
				(Cost $1,955,398)	122,884

		TOTAL INVESTMENTS --		98.34%
				(Cost $35,265,828)	29,766,028

		CASH AND OTHER ASSETS, LESS LIABILITIES --		1.66%	503,547

		NET ASSETS --		100.00%	$ 30,269,575

* - Non-income producing securities

Notes to Schedule of Investments
(a) Security acquired as part of a unit or in exchange for other securities.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At October 31, 2008, the market value of these securities amounted to $352,496, or 1.16% of net assets.

(c) Long Term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2008				(Unaudited)

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)			Shares		Value

AUSTRALIA --	3.88%
Santos Ltd.			900		$ 57,438
Westpac Banking Corp.			2,300		212,727
					270,165
BELGIUM --	0.22%
Delhaize Group			100		5,830
Fortis			1,600		9,664
					15,494
BRAZIL --	2.31%
Aracruz Celulose SA			250		9,178
Companhia de Bebidas das Americas (AmBev)			400		21,844
Companhia Vale do Rio Doce (VALE)			700		13,405
Empresa Brasileira de Aeronautica SA (Embraer)			500		13,505
MercadoLibre Inc. *			450		9,157
Petroleo Brasileiro SA			1,500		65,925
Unibanco Uniao de Bancos Brasileiros SA			275		27,753
					160,767
CHINA --	0.15%
Suntech Power Holdings Co., Ltd. *			300		10,761

DENMARK --	0.74%
Novo Nordisk A/S			1,000		51,200

FINLAND --	1.15%
Nokia			4,300		80,195

FRANCE --	6.41%
Alcatel-Lucent			1,500		5,760
Arkema *			65		2,351
Axa			2,000		65,320
France Telecom SA			2,800		78,428
Groupe Danone			2,800		39,330
Sanofi-Aventis			3,000		98,610
Total SA			2,600		157,768
					447,567
GERMANY --	6.18%
BASF SE			1,200		57,596
Daimler AG			1,200		60,600
Deutsche Bank AG			700		51,212
Deutsche Telekom AG			5,100		77,673
SAP AG			1,500		80,145
Siemens AG			1,100		103,279
					430,505
GREECE --	0.40%
Hellenic Telecommunications Organization SA			3,100		27,900

HONG KONG --	1.11%
Chartered Semiconductor Manufacturing Ltd. *			400		1,084
Cheung Kong (Holdings) Ltd.			3,100		34,436
Hutchison Whampoa Ltd.			1,100		41,652
					77,172
INDIA --	1.24%
Infosys Technologies Ltd.			2,600		86,606

IRELAND --	0.53%
ICON PLC *			550		21,038
Bank of Ireland			700		15,876
					36,914

ISRAEL --	0.89%
Teva Pharmaceutical Industries Ltd.			1,350		61,817

ITALY --	1.76%
Eni S.p.A.			1,100		58,245
Intesa Sanpaolo			30,267		30,267
Luxottica Group S.p.A.			500		11,495
Telecom Italia S.p.A.			1,500		22,380
					122,387
JAPAN --	15.38%
CANON INC.			1,800		67,950
Hitachi, Ltd.			700		48,573
HONDA MOTOR CO., LTD.			4,000		120,440
Kirin Holdings Co., Ltd.			2,100		27,238
KUBOTA Corp.			350		10,990
Mitsubishi UFJ Financial Group, Inc.			21,500		187,910
Mitsui & Co., Ltd.			100		24,525
NEC Corp.			4,300		19,458
Nippon Telegraph and Telephone Corp. (NTT)			4,600		103,546
Panasonic Corp.			5,300		91,849
SONY Corp.			2,100		64,827
TDK Corp.			300		14,841
Tokio Marine Holdings, Inc.			1,750		61,649
Toyota Motor Corp.			2,650		227,370
					1,071,166
LUXEMBOURG --	0.24%
Tenaris SA			450		16,781

MEXICO --	2.64%
America Movil SAB de CV			1,350		62,586
Cemex SAB de CV			1,150		19,803
Fomento Economico Mexicano, SAB de CV			600		22,884
Grupo Televisa SA			775		16,949
Telefonos de Mexico SAB de CV (Telmex)			1,600		41,200
Telmex Internacional SAB de CV			1,600		20,800
					184,222
NETHERLANDS --	2.06%
AEGON N.V.			900		7,902
ING Groep NV			1,200		25,680
Koninklijke Ahold NV			7,306		7,306
Koninklijke (Royal) KPN NV			1,300		18,611
Koninklijke (Royal) Philips Electronics NV			700		19,075
Royal Dutch Shell PLC			1,100		64,911
					143,485
NORWAY --	0.95%
Norsk Hydro ASA			1,500		9,831
StatoilHydro ASA			1,293		30,773
Telenor ASA			700		25,503
					66,107
PORTUGAL --	0.31%
EDP - Energias de Portugal, SA			300		12,385
Portugal Telecom, SGPS, SA			800		8,064
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA			112		816
					21,265
RUSSIA --	0.40%
LUKOIL			475		27,788

SOUTH AFRICA --	0.55%
Sasol			900		38,241

SOUTH KOREA --	0.77%
Kookmin Bank			625		28,556
Shinhan Financial Group Co., Ltd.			350		24,941
					53,497
SPAIN --	3.19%
Banco Bilbao Vizcaya Argentaria, SA			2,500		40,425
Banco Santander SA			4,600		69,092
Repsol YPF, SA			900		26,694
Telefonica SA			1,200		85,788
					221,999
SWEDEN --	1.26%
Telefonaktiebolaget LM Ericsson			7,800		73,554
Volvo AB			1,625		14,333
					87,887
SWITZERLAND --	6.82%
ABB Ltd.			2,700		52,380
Nestle SA			3,750		161,204
Novartis AG			2,500		132,100
Roche Holding AG			600		46,689
Swisscom AG			600		17,739
Syngenta AG			650		27,508
UBS AG			2,100		36,834
					474,454
TAIWAN --	0.98%
Singapore Telecommunications Ltd.			2,565		58,308
Taiwan Semiconductor Manufacturing Co. Ltd.			1,091		10,223
					68,531
UNITED KINGDOM --	14.56%
Acergy SA *			2,150		21,629
AstraZeneca PLC			900		39,492
BG Group PLC			1,200		108,336
BP PLC			4,425		222,002
BT Group PLC			1,400		40,614
Barclays PLC			2,700		66,690
British American Tobacco PLC			950		58,900
Cadbury PLC			576		23,581
Diageo PLC			950		65,417
GlaxoSmithKline PLC			2,600		112,996
International Power PLC			200		12,896
Rio Tinto PLC			300		74,850
Royal Bank of Scotland Group PLC *			303		971
Unilever PLC			2,160		58,774
Vodafone Group PLC			4,112		90,875
WPP Group PLC			400		16,280
					1,014,303

UNITED STATES --	0.16%
Dr. Pepper Snapple Group, Inc. *			432		11,439

		TOTAL COMMON STOCK --	77.24%
			(Cost $6,388,457)		5,380,615

U S GOVERNMENT AGENCY			Face
SHORT-TERM OBLIGATIONS			Amount

U S GOVERNMENT AGENCY SECURITIES --	22.23%
Federal Agricultural Mortgage Corp., 1.50%, 10/23/08			$ 1,550,000		1,548,579
					1,548,579
		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	22.23%
			(Cost $1,548,579)		1,548,579

		TOTAL INVESTMENTS --	99.47%
			(Cost $7,937,036)		6,929,194

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.53%		36,944

		NET ASSETS --	100.00%		$ 6,966,138

* - Non-income producing securities

Note to Schedule of Investments

(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Aggregate purchases and sales of investments for the nine months ended September 30, 2008, other than commercial paper and short-term obligations, were as follows:

			Purchases		Sales

Growth			$ 1,575,760		$ 1,007,815
Equity Income			$ 2,430,242		$ 3,517,843
Balanced			$ 3,317,264		$ 2,337,479
Government Bond			$ -		$ 1,500,000
Small-Cap/Mid-Cap			$ 15,756,737		$ 15,824,083
High Yield Bond			$ 993,917		$ 3,048,917
International Stock			$ 358,586		$ 65,420

Gross unrealized appreciation and depreciation as of September 30, 2008, based on the cost for federal income tax purposes is as follows:

					Net Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth		$ 16,760,342	$ 1,797,361	$ 2,890,039	($1,092,678)
Equity Income		$ 20,260,940	$ 2,441,713	$ 3,242,418	($800,705)
Balanced		$ 18,633,715	$ 1,520,916	$ 2,098,189	($577,273)
Government Bond		$ 18,111,306	$ 443,074	$ 94,460	$348,614
Small-Cap/Mid-Cap		$ 4,241,082	$ 45,163	$ 455,173	($410,010)
High Yield Bond		$ 35,265,828	$ 55,649	$ 5,555,449	($5,499,800)
International Stock		$ 7,937,036	$ 757,343	$ 1,765,185	($1,007,842)

FAS 157 Disclosure

FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of September 30, 2008 (dollars in thousands):

ANIA Growth Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 15,367,664
Level 2 - Significant Observable Inputs			300,000
Level 3 - Significant Unobservable Inputs			-
			$ 15,667,664
Total

ANIA Equity Income Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 18,379,354
Level 2 - Significant Observable Inputs			1,080,881
Level 3 - Significant Unobservable Inputs			-
			$ 19,460,235
Total

ANIA Balanced Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 10,968,891
Level 2 - Significant Observable Inputs			7,087,551
Level 3 - Significant Unobservable Inputs			-
			$ 18,056,442
Total

ANIA Money Market Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			-
Level 2 - Significant Observable Inputs			$ 63,930,042
Level 3 - Significant Unobservable Inputs			-
			$ 63,930,042
Total

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ANIA Government Bond Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			-
Level 2 - Significant Observable Inputs			$ 18,459,920
Level 3 - Significant Unobservable Inputs			-
			$ 18,459,920
Total

ANIA Small-Cap/Mid-Cap Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 3,831,072
Level 2 - Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
			$ 3,831,072
Total

ANIA High Yield Bond Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 221,483
Level 2 - Significant Observable Inputs			29,543,545
Level 3 - Significant Unobservable Inputs			1,000
			$ 29,766,028
Total

The following table summarizes the fund's Level 3 securities during the nine months ending September 30, 2008 (dollars in thousands):

Beginning value at 12/31/07			$ 300
Change in unrealized appreciation (depreciation)			700
Balance as of 9/30/08			$ 1,000

ANIA International Stock Portfolio:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 5,361,157
Level 2 - Significant Observable Inputs			1,548,579
Level 3 - Significant Unobservable Inputs			19,458
			$ 6,929,194
Total

The following table summarizes the fund's Level 3 securities during the nine months ending September 30, 2008 (dollars in thousands):

Beginning value at 12/31/07			$ 19,823
Change in unrealized appreciation (depreciation)			(365)
Balance as of 9/30/08			$ 19,458

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.